Employee benefit plans (Components of Net Periodic Pension Cost) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Japan
Net Period Benefit Cost Assumptions [Line Items]
Service cost	¥ 99,838	¥ 88,964	¥ 89,443
Interest cost	12,967	13,252	8,800
Expected return on plan assets	(38,551)	(36,409)	(33,524)
Amortization of prior service costs	(3,904)	(4,226)	(4,148)
Recognized net actuarial loss	6,927	7,462	14,298
Amortization of net transition obligation	0	0	0
Net periodic pension cost	77,277	69,043	74,869
Foreign Plans
Net Period Benefit Cost Assumptions [Line Items]
Service cost	46,930	35,887	41,733
Interest cost	40,708	37,817	35,593
Expected return on plan assets	(37,530)	(41,048)	(38,893)
Amortization of prior service costs	219	313	344
Recognized net actuarial loss	7,102	5,452	5,134
Amortization of net transition obligation	0	0	0
Net periodic pension cost	¥ 57,429	¥ 38,421	¥ 43,911